Intangible assets (Tables)	12 Months Ended
Sep. 30, 2022
Intangible assets
Schedule of goodwill and intangible assets

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Goodwill
Balance as at beginning of year	7,599	8,397	6,241	6,728
Additions[1]	12	-	12	-
Disposals (refer to Note 36)	-	(243)	-	-
Impairment	(122)	(571)	-	(487)
Balances transferred to assets held for sale (refer to Note 38)	(55)	-	-	-
Other adjustments	(41)	16	-	-
Balance as at end of year	7,393	7,599	6,253	6,241
Computer software
Balance as at beginning of year	1,840	2,430	1,653	2,266
Additions	1,101	740	940	638
Impairment	(110)	(485)	(99)	(475)
Amortisation	(545)	(755)	(502)	(696)
Other adjustments	(22)	(90)	-	(80)
Balance as at end of year	2,264	1,840	1,992	1,653
Cost	8,068	7,770	6,945	6,681
Accumulated amortisation and impairment	(5,804)	(5,930)	(4,953)	(5,028)
Carrying amount	2,264	1,840	1,992	1,653
Brand names	670	670	636	636
Total intangible assets	10,327	10,109	8,881	8,530
Goodwill has been allocated to the following CGUs:
Consumer[2]	4,829	3,359	4,484	3,144
Business[2]	1,812	3,205	1,709	3,022
New Zealand	463	504	-	-
Specialist Businesses[3]	289	531	60	75
Total goodwill	7,393	7,599	6,253	6,241

1.	Related to the acquisition of MoneyBrilliant Pty Ltd.
2.

Goodwill of $1,393 million ($1,313 million for Parent Entity) has been reallocated from Business to Consumer. Mortgages that were previously included in the Business segment are now included in the mortgages line of business which forms part of the Consumer segment.

3.

The Specialist Businesses segment comprises individual CGUs (Superannuation, Platforms, Investments) to which goodwill has been allocated. The carrying amount of goodwill allocated to these individual CGUs is not significant compared to total Group goodwill.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Post-tax rate/Pre-tax rate		Forecast period/terminal growth rate
	2022	2021	2022	2021
Westpac Institutional Bank	n/a / n/a	10.4% / 13.8%	n/a / n/a	5 years / 1.8%
New Zealand	9% / 11.5%-11.7%	9% / 12.2%	3 years / 2%	3 years / 2%
All other significant CGUs	9% / 11.6%-13%	9% / 12.5%	3 years / 2%	3 years / 2%